FIXED ASSETS AND LEASEHOLD IMPROVEMENT	9 Months Ended	12 Months Ended
	May 31, 2020	Aug. 31, 2019
Leases [Abstract]
LEASEHOLD IMPROVEMENT

NOTE 5 – FIXED ASSETS AND LEASEHOLD IMPROVEMENT

The Company capitalized the renovation cost as leasehold improvement and the cost of furniture and appliances as fixed asset. Leasehold improvement relates to renovation and upgrade of an office and an offline display store. The leasehold improvement is depreciated over 3 years which equal the terms of the operating lease for renting an office. The furniture and appliances are depreciated over 7 and 5 years, respectively.

The total original cost was $167,278, including $146,304 for renovation of the office and the store and $20,974 office furniture and appliances. The accumulated depreciation was $52,404 and $12,631 at May 31, 2020 and August 31, 2019, respectively.

	May 31,	August 31,
	2020	2019
Appliances and furniture	$20,974	$20,974
Leasehold improvement	146,304	146,304
Total cost	167,278	167,278
Accumulated depreciation	(52,404)	(12,631)
Property and equipment, net	$114,874	$154,647

Leasehold improvement relates to renovation and upgrade of an office and an offline display store. There is a total cost of $165,760 due to the construction company, including $146,752 for renovation of the office and the store and $19,008 related to office furniture and appliances the construction company purchased on behalf of the Company. As of August 31, 2019, the Company has paid $161,088 to the construction company with a remaining unpaid balance of $4,672 recorded in other payable. As the renovation is completed as of August 31, 2019, the Company capitalized the renovation cost as leasehold improvement and the cost of furniture and appliances as fixed asset. The leasehold improvement is depreciated over 3 years which equal the terms of the operating lease for renting an office.